Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014
Payables and Accruals [Abstract]
Schedule of Accrued Expenses
	June 30, 2014	March 31, 2014
Wages and taxes	227,646	151,290
Accrued interest	2,249	0
Consulting	0	300,000
Total accrued expenses	$229,895	$451,290

	2014	2013
Wages and taxes	151,290	0
Consulting	300,000	0
Total accrued expenses	$451,290	$0